EVENTS DURING THE PERIOD (Details Narrative)					3 Months Ended	12 Months Ended
	Feb. 15, 2022 USD ($) shares	Jan. 05, 2022 USD ($) $ / shares shares	Aug. 13, 2021 USD ($) $ / shares	Jun. 24, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 08, 2022 ft²
Proceeds from Loans		$ 180,000
Maturity date		Jul. 31, 2023
Proceeds from contributed capital		$ 5,000,000
Stated Percentage		9.00%
Proceeds from convertible loan						$ 350,000	$ 1,170,000
Fair value of the warrants				$ 404,000	$ 255,000
Fair value of conversion estimated value		$ 154,000		$ 308,000	361,000
Fair value of the conversion		$ 162,000	$ 670,224
Area of land | ft²								11,687
CL Agreement [Member]
Maturity date			Jul. 31, 2023
Warrant exercise price | $ / shares		$ 0.05
Debt principal and accrued interest		$ 1,700,000
Conversion price | $ / shares		$ 0.05	$ 0.10
Service Agreement [Member]
Manthly payment	$ 5,000
Service Agreement [Member] | Consultant [Member]
Number of restricted common stock, shares | shares	1,800,000
Scenario Two [Member]
Proceeds from convertible loan					5,000,000
Fair value of the convertible component					35,000
Fair value of conversion estimated value					72,000
Scenario One [Member]
Fair value of the convertible component					41,000
Fair value of conversion estimated value					$ 289,000
Series A Warrant [Member]
Class of warrant or right, issued | shares		6,666,667
Warrant exercisable description		the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024
Series B Warrant [Member]
Class of warrant or right, issued | shares		6,666,667
Warrant exercisable description		the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025
Warrant exercise price | $ / shares		$ 0.05